FAIR VALUE MEASUREMENTS (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative liabilities - warrant instruments	$ 3,837,638	$ 0
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative liabilities - warrant instruments	0
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative liabilities - warrant instruments	0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative liabilities - warrant instruments	$ 3,837,638